UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     November 30, 2005
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                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                            BARON SELECT FUNDS
--------------------------------------------------------------------------------
            (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
                (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  June 30, 2003
                         ----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the
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to  Secretary,   Securities  and  Exchange  Commission,   450  5th  Street,  NW,
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      Potential  persons  who  are  to  respond  to the  collection  of
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      unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

                               TABLE OF CONTENTS
                               -----------------

Item 1.   Baron Select Funds Semi-Annual Report for the period ended
          June 30, 2003.

Item 2.  Code of Ethics.

Item 3.  Audit Committee Financial Expert.

Item 4.  Principal Accountant Fees and Services.

Item 5.  [Reserved].

Item 6.  [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item 8.  [Reserved].

Item 9.  Controls and Procedures.

Item 10. Exhibits.

         a).    Ex-99.CERT     Certifications.

         b).    Ex-99.906      Section 906 Certifications

Item 1. Baron Select Funds Trust Semi-Annual Report for the period ended June 30, 2003.

[REGISTERED LOGO]

 B A R O N
 S E L E C T
 F U N D S


--------------------------------------------------------------------------------
BARON PARTNERS FUND
--------------------------------------------------------------------------------








767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com




SEMI-ANNUAL REPORT                                                JUNE 30, 2003

DEAR BARON PARTNERS
FUND SHAREHOLDER:

We are pleased to present to shareholders our first semi-annual report since we converted the Fund into an open-ended mutual fund.

Baron Partners Fund focuses on the long-term fundamental prospects of the businesses in which it invests. The Fund establishes long positions in securities we believe have favorable price to value characteristics. The Fund will establish short positions in securities we believe have limited growth prospects, are poorly managed, and we believe are over-priced relative to our projections of the company fundamentals.

Unlike other Baron mutual funds which offer investors diversified portfolios in what we believe are fast growing, unique businesses, Baron Partners Fund is focused on far fewer investments. It is a non-diversified fund. On average we expect the Fund to own about 20 companies while half its assets will often be concentrated in five or fewer securities. Baron Partners Funds' strategy of investing in just a few companies that are our very favorite investments has an objective to achieve strong gains but clearly entails greater risk.


[Photo]
Ron Baron, Portfolio Manager

The Fund's management team is collectively the Fund's largest shareholder, accounting for approximately one-third of the Fund's assets. We thank you for choosing to join us as fellow shareholders in Baron Partners Fund. We will continue to work hard to justify your confidence.

Sincerely,

/s/ Ronald Baron
------------------------------
    Ronald Baron
    Chairman and Portfolio Manager
    August 13, 2003

BARON PARTNERS FUND
--------------------------------------------------------------------------------

TABLE I (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO MARKET CAPITALIZATION
--------------------------------------------------------------------------------

Baron Partners Fund establishes long positions in companies the Adviser believes have significant growth opportunities. Table I ranks the Fund's investments by market capitalization and displays the percentage of the Fund's portfolio invested in each market capitalization category.


--------------------------------------------------------------------------------

                                                       EQUITY          % OF
                                                     MARKET CAP        TOTAL
COMPANY                                             (IN MILLIONS)   INVESTMENTS
--------------------------------------------------------------------------------
                              Large Capitalization
--------------------------------------------------------------------------------
Charles Schwab Corp.                                   $13,626           4.4%
Apollo Group, Inc., Cl A                                10,854           9.8
                                                                        ----
                                                                        14.2%

                              Medium Capitalization
--------------------------------------------------------------------------------
Intuit, Inc.                                           $ 9,139           2.1%
International Game Technology                            8,740           4.8
University of Phoenix Online                             4,358           4.0
Dollar Tree Stores, Inc.                                 3,629           4.2
ChoicePoint, Inc.                                        2,998          18.3
NVR, Inc.                                                2,956           2.2
Whole Foods Market, Inc.                                 2,825           3.2
Polo Ralph Lauren Corp.,
   Cl A                                                  2,549           2.6
                                                                        ----
                                                                        41.4%

--------------------------------------------------------------------------------

                                                       EQUITY          % OF
                                                     MARKET CAP        TOTAL
COMPANY                                             (IN MILLIONS)   INVESTMENTS
--------------------------------------------------------------------------------
                              Small Capitalization
--------------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc.                           $ 2,398           8.7%
Manor Care, Inc.                                         2,251           1.3
Education Mgmt. Corp.                                    1,897           2.8
DeVry, Inc.                                              1,629           1.2
Wynn Resorts, Ltd.                                       1,457          10.3
Ethan Allen Interiors, Inc.                              1,305           2.8
Choice Hotels Intl., Inc.                                  983           4.5
Arch Capital Group, Ltd.                                   972           4.6
Kerzner Intl., Ltd.                                        906           5.0
Saga Comm., Inc., Cl A                                     405           3.2
                                                                        ----
                                                                        44.4%

BARON PARTNERS FUND
--------------------------------------------------------------------------------

TABLE II (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO RISK CHARACTERISTICS
--------------------------------------------------------------------------------
Table II displays some of the risk factors that are currently monitored and the percentage of the portfolio considered exposed to these factors. The Fund uses this tool to avoid concentration of risk within the portfolio.
--------------------------------------------------------------------------------

                                                                            % of
                                                                       Portfolio
--------------------------------------------------------------------------------
Leverage (Debt > 40% of Market Cap) ...............................          6.2%
Foreign Sales Dependent (Sales > 15%) .............................          2.6
Oil Price Sensitivity .............................................          9.5
Volatility (Beta > 1.2) ...........................................         10.6
NASDAQ Securities .................................................         41.0
Unseasoned Securities
(Publicly owned for < 3 years) ....................................         14.3
(Publicly owned for < 1 year) .....................................         10.3
Turnarounds .......................................................          4.4
Development Companies .............................................         10.3

TABLE III (UNAUDITED)
--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003*
--------------------------------------------------------------------------------

One year                                                                  -6.90%
--------------------------------------------------------------------------------
Five years                                                                 0.44%
--------------------------------------------------------------------------------
Ten years                                                                 13.18%
--------------------------------------------------------------------------------
Since inception January 31, 1992                                          15.25%
--------------------------------------------------------------------------------

*Baron Partners Fund's predecessor was a limited investment partnership, which had different fees and expenses, and made no dividend or capital gain distributions. The restated performance data reflects the imposition of the same advisory fees and expenses that would have been applied historically. The performance data includes the predecessor partnership's performance for the periods before the Fund's registration statement became effective. The predecessor partnership was not registered under the 1940 Act. Hence it wasn't subject to certain investment restrictions imposed by the 1940 Act. If the predecessor had been registered under the 1940 Act, the performance may have been adversely affected.

Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. For more complete information about Baron Partners Fund, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Partners Fund unless accompanied or preceded by the Fund's current prospectus.















A description of the Funds' proxy voting policies and procedures is available without charge on the Funds' website, www.BaronFunds.com, or by calling 1-800-
                                       ------------------
99-BARON and on the SEC's website at www.sec.gov.
                                     -----------

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

  Shares                                          Cost         Value
--------------------------------------------------------------------------------
COMMON STOCKS (113.57%)
--------------------------------------------------------------------------------
            BUSINESS SERVICES (20.83%)
 800,000    ChoicePoint, Inc.*                $20,549,530  $ 27,616,000
            EDUCATION (20.39%)
 240,000    Apollo Group, Inc., Cl A*           2,350,134    14,822,400
  80,000    DeVry, Inc.*                          260,099     1,863,200
  80,000    Education Mgmt. Corp.*                718,219     4,254,400
 120,000    University of Phoenix Online*       3,138,308     6,084,000
                                              -----------  ------------
                                                6,466,760    27,024,000
            FINANCIAL (10.12%)
 197,500    Arch Capital Group, Ltd.*           5,934,736     6,859,175
 650,000    Charles Schwab Corp.                1,951,979     6,558,500
                                              -----------  ------------
                                                7,886,715    13,417,675
            GAMING SERVICES (5.40%)
  70,000    International Game Technology*      3,217,200     7,163,100
            HEALTH CARE FACILITIES (1.51%)
  80,000    Manor Care, Inc.*                   1,857,413     2,000,800
            HOME BUILDING (2.48%)
   8,000    NVR, Inc.*                          2,975,302     3,288,000
            HOTELS AND LODGING (5.15%)
 250,000    Choice Hotels Intl., Inc.*          2,267,948     6,827,500
            MEDIA AND ENTERTAINMENT (3.60%)
 245,000    Saga Comm., Inc., Cl A*             1,192,541     4,765,250
            RECREATION AND RESORTS (17.32%)
 233,000    Kerzner Intl., Ltd.*                5,091,437     7,504,930
 873,700    Wynn Resorts, Ltd. *               11,344,632    15,455,753
                                              -----------  ------------
                                               16,436,069    22,960,683
            RETAIL TRADE (14.48%)
 200,000    Dollar Tree Stores, Inc.*           4,542,396     6,346,000
 120,000    Ethan Allen Interiors, Inc.         2,732,964     4,219,200
 150,000    Polo Ralph Lauren Corp., Cl A       2,306,492     3,868,500
 100,000    Whole Foods Market, Inc.*           4,808,122     4,753,000
                                              -----------  ------------
                                               14,389,974    19,186,700
            RESTAURANTS (9.94%)
 320,000    Krispy Kreme Doughnuts, Inc.*       8,951,512    13,177,600
            SOFTWARE (2.35%)
  70,000    Intuit, Inc.*                       2,860,400     3,117,100
                                              -----------  ------------
TOTAL COMMON STOCKS                            89,051,364   150,544,408
                                              -----------  ------------

Notional Amount                                  Cost         Value
--------------------------------------------------------------------------------
SWAP CONTRACTS (0.00%)
--------------------------------------------------------------------------------
(4,179,300) Total Return Swap Contract
              on a Variety of Short
              Securities Terminating
              06/30/2004                      $    18,357   $          0
                                              -----------   ------------
TOTAL INVESTMENTS (113.57%)                   $89,069,721    150,544,408
                                              ===========
LIABILITIES LESS
  CASH AND OTHER ASSETS (-13.57%)                            (17,983,052)
                                                            ------------
NET ASSETS (EQUIVALENT TO $11.07 PER
  SHARE BASED ON 11,972,218 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                          $132,561,356
                                                            ============

---------------
%   Represents percentage of net assets
*   Non-income producing securities




                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

ASSETS:
 Investments in securities, at value (Cost $89,069,721)             $150,544,408
 Due from broker                                                       1,096,335
 Dividends and interest receivable                                         7,500
 Receivable for securities sold                                        2,152,791
 Receivable for shares sold                                               22,412
 Prepaid expenses                                                         29,373
                                                                    ------------
                                                                     153,852,819
                                                                    ------------
LIABILITIES:
 Due to custodian bank                                                13,900,000
 Payable for securities purchased                                      7,269,727
 Payable for shares redeemed                                               4,984
 Accrued expenses and other payables                                     116,752
                                                                    ------------
                                                                      21,291,463
                                                                    ------------
NET ASSETS                                                          $132,561,356
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in                                                    $ 69,969,574
 Accumulated net investment loss                                        (369,931)
 Accumulated net realized gain                                         1,487,026
 Net unrealized appreciation on investments                           61,474,687
                                                                    ------------
NET ASSETS                                                          $132,561,356
                                                                    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                       11,972,218
                                                                    ============
NET ASSET VALUE PER SHARE                                           $      11.07
                                                                    ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE PERIOD APRIL 30, 2003 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
 INCOME:
   Interest                                                          $     4,507
   Dividends                                                              15,475
                                                                     -----------
   Total income                                                           19,982
                                                                     -----------
 EXPENSES:
   Investment advisory fees                                              205,654
   Distribution fees                                                      51,413
   Shareholder servicing agent fees                                        2,600
   Reports to shareholders                                                20,000
   Professional fees                                                       7,500
   Registration and filing fees                                            7,006
   Custodian fees                                                          1,135
   Trustee fees                                                            5,165
   Miscellaneous                                                             905
                                                                     -----------
   Total operating expenses                                              301,378
                                                                     -----------
   Dividend Expense                                                       17,675
   Interest expense                                                       74,040
                                                                     -----------
   Total expenses                                                        393,093
   Less: Expense reimbursement by investment adviser                      (3,180)
                                                                     -----------
   Net expenses                                                          389,913
                                                                     -----------
   Net investment loss                                                  (369,931)
                                                                     -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments sold                                 1,487,026
 Change in net unrealized appreciation of investments                 11,374,009
                                                                     -----------
 Net gain on investments                                              12,861,035
                                                                     -----------
 Net increase in net assets resulting from operations                $12,491,104
                                                                     ===========




                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   FOR THE PERIOD
                                                                   APRIL 30, 2003
                                                                  (COMMENCEMENT OF
                                                                     OPERATIONS)
                                                                  TO JUNE 30, 2003
                                                                  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                                                $   (369,931)
 Net realized gain on investments sold                                 1,487,026
 Net change in unrealized appreciation on investments                 11,374,009
                                                                    ------------
 Increase in net assets resulting from operations                     12,491,104
                                                                    ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued in reorganization of Baron Capital
   Partners, L.P.                                                    116,349,026
 Proceeds from the sale of shares                                      5,469,039
 Cost of shares redeemed                                              (1,747,813)
                                                                    ------------
 Increase in net assets derived from capital share transactions      120,070,252
                                                                    ------------
 Net increase in net assets                                          132,561,356
NET ASSETS:
 Beginning of period                                                           0
                                                                    ------------
 End of period                                                      $132,561,356
                                                                    ============
ACCUMULATED NET INVESTMENT LOSS AT END OF PERIOD                    $   (369,931)
                                                                    ============
SHARES OF BENEFICIAL INTEREST:
 Shares issued in reorganization of Baron Capital Partners,
   L.P.                                                               11,634,903
 Shares sold                                                             508,524
 Shares redeemed                                                        (171,209)
                                                                    ------------
 NET INCREASE                                                         11,972,218
                                                                    ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                                                                 APRIL 30, 2003
                                                                (COMMENCEMENT OF
                                                                   OPERATIONS)
                                                                TO JUNE 30, 2003
                                                                ----------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
 Proceeds from sales of shares                                    $  5,469,039
 Cost of shares redeemed                                            (1,747,813)
                                                                  ------------
 Cash provided by capital share transactions                         3,721,226
                                                                  ------------
 Decrease in due from broker                                       (18,390,814)
 Increase in due to custodian bank                                  13,900,000
                                                                  ------------
                                                                      (769,588)
                                                                  ------------
CASH PROVIDED (USED) BY OPERATIONS:
 Purchases of portfolio securities                                 (18,408,849)
 Proceeds from sales of portfolio securities                        10,384,025
 Increase in receivable for securities sold, not settled             6,082,646
 Increase in payable for securities purchased, not settled           3,144,369
                                                                  ------------
                                                                     1,202,191
                                                                  ------------
 Net investment loss                                                  (369,931)
 Net change in receivables/payables related to operations              (62,672)
                                                                  ------------
                                                                       769,588
                                                                  ------------
Net increase in cash                                                         0
                                                                  ------------
 Cash beginning of period                                                    0
                                                                  ------------
 Cash end of period                                               $          0
                                                                  ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(1)  ORGANIZATION.

Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in February 1992, under the laws of the State of Delaware (the "Partnership"). Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from the Partnership. On the date of contribution, the Partnership had net assets of $116,349,026 including unrealized appreciation of $50,100,678.

(2)  SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(c) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses.

(e) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3)  PURCHASES AND SALES OF SECURITIES.

For the two months ended June 30, 2003, purchases and sales of securities, other than short term securities, aggregated $12,186,079 and $7,909,184, respectively.

(4)  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc., serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI") is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

Brokerage transactions for the Fund may be effected by or through BCI. During the two months ended June 30, 2003, BCI earned gross brokerage commissions of $38,295.

(c) TRUSTEE FEES. Certain Trustees of the Fund may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Fund. None of the Fund's officers received compensation from the Fund.

(5) LINE OF CREDIt. The Fund has a line of credit with the custodian bank, in the amount of $40,000,000, to be used for investment purposes. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.50%.

During the two months ended June 30, 2003, Baron Partners Fund had an average daily balance on the line of credit of $12,312,295.00 at a weighted average interest rate of 2.84%. At June 30, 2003 Baron Partners Fund had outstanding loans in the amount of $13,900,000.00 under the line of credit.

(6) SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular investment or a basket of investments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or sold short in the particular stocks. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying investments. These transactions are subject to credit risks in addition to the various risks related to the underlying investments.

The notional contract amount with respect to the Fund's outstanding equity swap contract as of June 30, 2003 was ($4,179,300).

(7) SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of shorts sales is unlimited because there is no limit to the cost of replacing the borrowed security.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(8)  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period:

                                                           FOR THE PERIOD
                                                           APRIL 30, 2003
                                                    (COMMENCEMENT OF OPERATIONS)
                                                          TO JUNE 30, 2003
                                                    ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
                                                               ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                             (0.03)
Net realized and unrealized gain
  on investments                                                 1.10
                                                               ------
 TOTAL FROM INVESTMENT OPERATIONS                                1.07
                                                               ------
NET ASSET VALUE, END OF PERIOD                                 $11.07
                                                               ======
 TOTAL RETURN ^                                                  10.7%+
                                                               ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                        $132.6
Ratio of total expenses to average net assets                    1.91%**
Less: Ratio of interest expense and dividend
  expense to average net assets                                 (0.44%)**
Less: Expense reimbursement by investment
  adviser                                                       (0.02%)**
                                                               ------
Ratio of net expenses to average net assets                      1.45%**
                                                               ======
Ratio of net investment loss to
  average net assets                                            (1.79%)**
Portfolio turnover rate                                          5.41%+




**  Annualized.
^ The total returns would have been lower had certain expenses not been reduced during the period shown.
+   Not annualized.

[Registered Logo]

 B A R O N
 S E L E C T
 F U N D S









                                                                           2QR03

Item 2.  Code of Ethics.
         NOT APPLICABLE.

Item 3.  Audit Committee Financial Expert.
         NOT APPLICABLE.

Item 4.  Principal Accountant Fees and Services.
         NOT APPLICABLE.

Item 5.  [Reserved].

Item 6.  [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
         NOT APPLICABLE.

Item 8.  [Reserved].

Item 9.  Controls and Procedures.

         The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

         At the date of filing this N-CSR, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

         a).    Ex-99.CERT
                Certification required by Item 10(b) of Form N-CSR.

         b).    Ex-99.906 CERT
                Certification pursuant to Section 906 of the Sarbanes Oxley Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer

                                 Date: September 3, 2003




Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer



                                 Date: September 3, 2003

                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                  Date: September 3, 2003


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.